Long-term investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term assets:
Property, plant and equipment	$ 1,245	$ 1,074
Cummins Westport, Inc.
Current assets:
Cash and short-term investments	91,720	95,623
Accounts receivable	10,925	5,018
Other current assets	0	209
Long-term assets:
Property, plant and equipment	1,245	1,074
Deferred income tax assets	28,096	45,321
Total assets	131,986	147,245
Current liabilities:
Current portion of warranty liability	25,866	26,206
Current portion of deferred revenue	22,157	20,070
Accounts payable and accrued liabilities	12,603	7,125
Current liabilities	60,626	53,401
Long-term liabilities:
Warranty liability	16,253	27,282
Deferred revenue	38,321	41,788
Other long-term liabilities	3,175	2,863
Long-term liabilities	57,749	71,933
Total liabilities	118,375	125,334
Product revenue	235,220	205,235	$ 274,033
Parts revenue	82,077	71,230	57,849
Total revenue	317,297	276,465	331,882
Cost of revenue and expenses:
Cost of product and parts revenue	207,840	199,317	230,508
Research and development	30,733	36,066	30,165
General and administrative	1,113	1,136	1,414
Sales and marketing	19,675	23,047	21,236
Foreign exchange (gain) loss	51	8	28
Bank charges, interest and other	609	695	817
Total	260,021	260,269	284,168
Income from operations	57,276	16,196	47,714
Interest and investment income	982	552	367
Income before income taxes	58,258	16,748	48,081
Income tax expense (recovery):
Current	16,068	4,680	19,785
Deferred	17,226	856	(1,565)
Income tax expense (recovery)	33,294	5,536	18,220
Income for the year	24,964	$ 11,212	$ 29,861
Deferred income tax expense	$ 13,423